Expenses (Details) - Schedule of Cost of Revenue Consists - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost of revenue consists of:
Cost of materials consumed
Broadcaster/subscription Fees	15,454,840	12,715,217
Lease line/bandwidth charges	1,225,922	1,091,700
Carriage fees	1,658
Cable hardware & networking Exp.	78,157	28,129
Ham charges		3,156
Activation installation costs		37,217
Programming expenses	2,003	8,872
Cost of revenue	$ 16,762,580	$ 13,884,291